ACQUISITION (Details 8) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Mar. 26, 2013 Shenzhen Kefa Clinic Operating license	Mar. 31, 2013 iKang Shanghai Jianwei, iKang Changchun and iKang Guangzhou Wokang	Mar. 31, 2012 iKang Shanghai Jianwei, iKang Changchun and iKang Guangzhou Wokang	Mar. 31, 2014 Yuanhua, Nanjing Aoyang, Shanghai Jianwei Management, Zhejiang Ailikang and MediFast	Mar. 31, 2013 Yuanhua, Nanjing Aoyang, Shanghai Jianwei Management, Zhejiang Ailikang and MediFast
Pro forma financial information
Pro forma net revenue		$ 137,269	$ 98,177	$ 215,104	$ 161,447
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc		12,334	8,657	21,110	12,818
Cash consideration	$ 167